CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK OUTSTANDING PAYABLE
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	2025		2024
	%	$’000%		$’000

Vendor A	19.7	2,965	22.3	476